ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Research and development	$ 297	$ 894	$ 259
General and administrative	106	183	156
Payroll and related	297	291	342
Licensing related	0	62	81
Accrued Liabilities, Current, Total	$ 700	$ 1,430	$ 847